May 01, 2017

Supplement dated November 1, 2017

to the Prospectuses and Statement of Additional Information (SAI) dated May 1, 2017,

as supplemented, for the following Funds:

Funds
COLUMBIA ACORN TRUST
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn USA®
Columbia Acorn International SelectSM
Columbia Acorn SelectSM
Columbia Thermostat FundSM
Columbia Acorn Emerging Markets FundSM
Columbia Acorn European FundSM

Effective immediately, each Fund’s Prospectus and SAI are supplemented as follows:

Class R4, Class R5, Class Y and Class Z shares are renamed and all references to such share classes are hereby replaced with the following new share class names:

Former Share Class Name	New Share Class Name (and abbreviation)
(prior to November 1, 2017)	(as of November 1, 2017)
Class R4	Advisor Class (Class Adv)
Class R5	Institutional 2 Class (Class Inst2)
Class Y	Institutional 3 Class (Class Inst3)
Class Z	Institutional Class (Class Inst)